As filed with the Securities and Exchange Commission on July 1, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2019

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Beginning in January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (http://www.odysseyfunds.com/literature_and_forms.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-729-2307 or by accessing your online shareholder account at http://www.odysseyfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-729-2307 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account with that intermediary if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2019, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +8.34%, +6.50%, and +8.06%, respectively. The unmanaged S&P 500 Index produced a total return of +9.76% during the period.

The reporting period featured two distinct episodes in the equity market: a volatile downdraft into calendar year-end followed by a vigorous year-to-date bounce. Market indices ultimately achieved record highs during April, a remarkable about-face from the depths of December, when deteriorating U.S.-China relations and rising interest rates together spawned expectations of imminent recession. The sharp improvement in sentiment arrived courtesy of more accommodative Federal Reserve commentary, increased optimism in a U.S.-China trade resolution, and the conclusion of a record-long government shutdown.

Underlying economic conditions were decidedly more stable throughout the period, as the U.S. economy’s late-cycle expansion largely continued apace. The labor market remained very healthy and consumer confidence, notwithstanding a transitory year-end dip, persisted at elevated levels. That said, business-related spending measures have modestly softened this year, and expectations of corporate earnings growth in 2019 are unexceptional, having declined six percentage points over the reporting period to a meager +4% rate. Major foreign economies have also decelerated of late. These developments somewhat incongruously mirrored the market’s record-setting ascent.

Cyclical sectors generally outperformed the market upswing, as consumer discretionary (+15%), information technology (+15%), and industrials (+13%) were among the sector leaders. Energy (flat) was the worst-performing sector, reflecting little change in the price of crude oil during the period. Meanwhile, the Federal Reserve’s dovish pivot limited upside in financials (+8%) while providing an apparent boost to the real estate sector (+14%). Defensive sectors mostly underperformed, particularly health care (+2%), which has suffered in recent months from persistent regulatory anxiety and early presidential campaign rhetoric.

The Funds’ performances lagged the broader market. The Growth and Aggressive Growth Funds were primarily beset by weakness in their substantial health care portfolios, while unfavorable stock selection within the industrials and consumer discretionary sectors detracted from all three Funds. Robust returns within information technology, driven by both sector positioning and strong stock selection, were unable to fully offset underperformance elsewhere.

Each of the PRIMECAP Odyssey Funds holds an overweight position in the health care, information technology, industrials, and consumer discretionary sectors, and an underweight position in the energy, consumer staples, communication services, materials, utilities, and real estate sectors. Within financials, the Stock Fund is now modestly overweight while the Growth and Aggressive Growth Funds remain underweight.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2019, the Stock Fund’s total return of +8.34% trailed the S&P 500’s total return of +9.76%. Relative to the S&P 500, modestly favorable sector allocation was more than offset by unfavorable stock selection.

The Fund’s overweight position in industrials and underweight positions in energy and consumer staples benefited results. Meanwhile, an overweight health care position and modest cash position provided a partial offset. Relative to its Odyssey Fund peers, the Stock Fund has greater industrials exposure (20% of average assets) and less health care exposure (19% of average assets), and both relative exposures aided sector allocation results.

Positive stock selection in information technology and health care was not enough to offset underperformance elsewhere, particularly in consumer discretionary and industrials. Within information technology, no exposure to Apple (-8%) and sizable positions in Micro Focus International (+68%), Keysight Technologies (+52%), KLA-Tencor (+41%), and Qualcomm (+40%) helped relative results, while positions in HP (-16%) and NetApp (-6%) proved detrimental during the period. Stock selection was weak in consumer discretionary and industrials. In the former, ownership of Whirlpool (+29%) helped results, but the Fund’s large position in Sony (-7%) and no exposure to index heavyweight Amazon (+21%) pressured results. In the latter, the primary laggards were transportation-related companies, particularly FedEx (-13%) and two airlines, American (-2%) and United (+4%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 26.5% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/19	Ending % of Total Portfolio*
JPMorgan Chase & Co.	3.8
Eli Lilly and Company	3.0
Astrazeneca PLC Sponsored ADR	3.0
United Continental Holdings, Inc.	2.7
Discover Financial Services	2.6
Southwest Airlines Co.	2.5
Hewlett Packard Enterprise Co.	2.3
NetApp, Inc.	2.3
Wells Fargo & Company	2.2
Siemens AG	2.1
Total % of Portfolio	26.5

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2019, the Growth Fund returned +6.50%, trailing both the S&P 500’s +9.76% total return and the Russell 1000 Growth Index’s total return of +12.09%. Both sector allocation and stock selection weighed on the Fund’s relative results.

Health care was the main culprit, as the Fund’s large overweight position (30% average weighting versus 15% for the S&P 500) and portfolio underperformance (-3% sector return versus +2% for the benchmark) both detracted meaningfully from results. Seattle Genetics (+21%) managed to outperform in this challenging environment on positive pipeline developments, but several key holdings underperformed, including the Fund’s largest position, ABIOMED (-19%), and a litany of other sizeable positions, such as Alkermes (-26%), Biogen (-25%), and Nektar Therapeutics (-17%).

Information technology pulled strongly in the opposite direction, with the sector returning +21% during the period on the back of strong stock selection. In addition to avoiding Apple, the Fund benefited most from ownership of Splunk (+38%) and Cree (+70%). Elsewhere in the portfolio, results were broadly unfavorable, as the Growth Fund was similarly plagued by subpar stock selection in the industrials and consumer discretionary sectors.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 25.1% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/19	Ending % of Total Portfolio*
ABIOMED, Inc.	3.3
United Continental Holdings, Inc.	3.3
Seattle Genetics, Inc.	3.0
Eli Lilly and Company	2.5
Splunk Inc.	2.4
Alibaba Group Holding Ltd. Sponsored ADR	2.2
Alphabet	2.2
Adobe Inc.	2.1
iRobot Corporation	2.1
Micron Technology, Inc.	2.0
Total % of Portfolio	25.1

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2019, the Aggressive Growth Fund’s total return of +8.06% trailed both the S&P 500’s total return of +9.76% and the Russell Midcap Growth Index’s total return of +16.55%. Similar to the Growth Fund, relative performance suffered from both sector allocation and stock selection.

Health care again led the underperformance, as the Aggressive Growth Fund’s comparable overweight position (30% average weighting) also missed its sector standard (-2% portfolio return versus +2% benchmark). Stock selection was unfavorable but to a lesser degree, as Fluidigm (+91%) and Exact Sciences (+39%) joined Seattle Genetics (+21%) as meaningful outperformers. Alkermes (-26%), ABIOMED (-19%), and Nektar (-17%) were again large detractors.

Stock selection elsewhere was roughly neutral overall, as strong results in information technology and financials largely offset weakness in industrials, consumer discretionary, and communication services. The Fund’s information technology portfolio returned +26%, significantly outpacing the benchmark return of +15%. Highlights within information technology included Cree (+70%), PROS Holdings (+56%), Ellie Mae (+49%), Splunk (+38%), and Universal Display Corporation (30%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 27.6% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/19	Ending % of Total Portfolio*
Nektar Therapeutics	3.3
Sony Corporation Sponsored ADR	3.2
ABIOMED, Inc.	3.1
United Continental Holdings, Inc.	3.0
Splunk Inc.	2.8
Seattle Genetics, Inc.	2.6
American Airlines Group, Inc.	2.6
Micron Technology, Inc.	2.6
Universal Display Corporation	2.2
Delta Air Lines, Inc.	2.2
Total % of Portfolio	27.6

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

Looking forward, our view on U.S. equities more generally continues to be one of cautious optimism. While this has been our reported posture for some time now, we admittedly oscillate between the two – caution and optimism – somewhat frequently, buffeted by shorter-term shifts in fundamentals and sentiment. We viewed last year’s fourth-quarter market collapse as excessive, and our calendar year-end perspective leaned more optimistic relative to a fearful marketplace. As noted, sentiment subsequently recovered, delivering robust market returns in the new year. Our earlier optimism has thus morphed into a somewhat more cautious outlook.

America’s economy is ostensibly quite healthy, sporting above-trend growth in recent quarters and having just celebrated its bull market’s ten-year anniversary. And yet there are occasional signs of late-cycle fatigue. Recently the yield curve briefly inverted when the yield on 3-month Treasury Bills eclipsed the yield on 10-year Treasury notes, perhaps triggering a famously reliable, albeit imprecise, early warning signal for the next recession. We also view forecasted earnings growth as uninspiring, particularly given the market’s modestly elevated forward P/E valuation at period-end (16.9x). But within the curious context of a growing U.S. economy and a paltry 2.5% 10-year Treasury yield, we also do not view this market valuation as wholly unreasonable. In addition, we continue to find many individual stocks with good long-term growth prospects at lower valuations than that of the market.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Our largest sector positions continue to be information technology, health care, and industrials. Within industrials, despite sector-level strength, our significant airlines ownership underperformed overall, as the airlines’ inexpensive valuations managed to further compress, finishing at roughly half the market-level forward P/E. This punitive view of the industry’s prospects does not comport with its improved industry structure, one which we believe will support more sustainable profitability through economic cycles. That said, the market’s skepticism is not completely unwarranted: previous recessions decimated the industry, and crude oil volatility has also been problematic. We are optimistic that airline discipline will mitigate these challenges and that undeniable growth in demand will translate into ongoing earnings power. We continue to believe that the airlines are fundamentally more critical to the American economy than their collective $100 billion market capitalization implies.

We remain constructive on opportunities in the health care sector, where we maintain a significant overweight position, particularly in the Growth and Aggressive Growth Funds. This positioning proved punitive in the reporting period as the health care sector (+2%) meaningfully lagged the market (+10%), but this underperformance was largely multiple-driven, as the health care sector’s forward P/E valuation compressed (from 15.4x to 15.1x) while the S&P 500’s equivalent metric swelled (from 15.5x to 16.9x). And this transpired despite ongoing fundamental fitness: health care earnings growth during this year’s first quarter has been best-in-class, and forecasted earnings growth in the near-term is on par with the market. An onslaught of adverse policy proposals and health care reform rhetoric have triggered regulatory anxiety, but our view of company-level prospects is largely unaltered. Importantly, we seek ownership in companies delivering novel technologies to the marketplace addressing high unmet needs, which would also likely be less susceptible to unfavorable pricing dynamics. Our portfolios should be well-positioned if the most onerous policy scenarios fail to materialize, and we believe the present dislocation has created incremental opportunities.

This is not to say we do not worry. Information technology contributed positively during the period; initially besieged by the year-end panic, the sector soared in early 2019, and our portfolios’ unique positioning therein delivered additional outperformance. We remain bullish on demand for technology but are assessing the durability of the sector’s unrivaled performance in recent years. Our technology holdings, including substantial semiconductor positions, are also most vulnerable to slowing global growth and deteriorating U.S.-China geopolitical dynamics. Recent headlines suggest widespread confidence in a positive trade resolution was perhaps misplaced. Even with undeniable incentive on both sides to find a solution, we presently seem perilously close to large-scale conflagration.

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with long-term prospects we find to be materially better than market prices imply. This approach to stock selection, which drives portfolio composition and thus sector allocation, often results in portfolios that bear little resemblance to market indices, creating the possibility for lengthy

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

periods of relative outperformance or underperformance. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

May 8, 2019

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the largecap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2008 to April 30, 2019, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2008 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2019
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	9.44%	11.76%	15.16%	10.30%
S&P 500*	13.49%	11.63%	15.32%	9.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2008 to April 30, 2019, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2008 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2019
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	5.21%	13.69%	16.62%	11.39%
S&P 500*	13.49%	11.63%	15.32%	9.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2008 to April 30, 2019, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2008 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2019
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	2.95%	14.78%	20.32%	13.70%
S&P 500*	13.49%	11.63%	15.32%	9.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	2.0%
Consumer Discretionary	12.0%
Consumer Staples	0.6%
Energy	0.7%
Financials	14.6%
Health Care	18.5%
Industrials	20.1%
Information Technology	25.4%
Materials	1.0%
Utilities	0.2%
Closed-End Funds (Information Technology)	1.5%
Short-Term Investments and Other Assets	3.4%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	3.0%
Consumer Discretionary	13.0%
Consumer Staples	0.1%
Energy	1.6%
Financials	8.3%
Health Care	28.0%
Industrials	15.0%
Information Technology	27.5%
Materials	0.5%
Closed-End Funds (Information Technology)	0.3%
Short-Term Investments, net of Other Liabilities	2.7%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2019. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	5.6%
Consumer Discretionary	14.7%
Consumer Staples	0.1%
Energy	0.6%
Financials	4.7%
Health Care	26.9%
Industrials	13.4%
Information Technology	25.5%
Materials	0.1%
Preferred Stocks (Financials)	1.0%
Closed-End Funds (Information Technology)	0.1%
Rights (Health Care)	0.0%
Short-Term Investments, net of Other Liabilities	7.3%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2019. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 95.1%

Communication Services – 2.0%
990,000	Activision Blizzard, Inc.	$47,727,900
34,075	Alphabet, Inc. – Class A (a)	40,854,562
34,075	Alphabet, Inc. – Class C (a)	40,497,456
21,768	Altice USA, Inc. – Class A	512,854
175,000	CBS Corp. – Class B	8,972,250
300,000	Comcast Corp. – Class A	13,059,000
729,000	Entercom Communications Corp. – Class A	5,015,520
336,500	Tribune Media Co. – Class A	15,546,300
1,363,600	Tribune Publishing Co. (a)	14,672,336
200,000	Walt Disney Co. (The)	27,394,000

		214,252,178

Consumer Discretionary – 12.0%
1,810,000	Ascena Retail Group, Inc. (a)	2,153,900
20,000	Capri Holdings Ltd. (a)	881,600
1,360,200	CarMax, Inc. (a)	105,905,172
3,071,250	Carnival Corp.	168,488,775
2,988,550	eBay, Inc.	115,806,313
1,338,700	L Brands, Inc.	34,324,268
8,158,900	Mattel, Inc. (a)	99,456,991
10,000	McDonald’s Corp.	1,975,700
1,100,000	MGM Resorts International	29,293,000
1,325,000	Newell Brands, Inc.	19,053,500
310,000	Restaurant Brands International, Inc.	20,224,400
1,245,000	Ross Stores, Inc.	121,586,700
368,300	Royal Caribbean Cruises Ltd.	44,542,202
4,002,500	Sony Corp. – ADR	201,605,925
401,400	Tempur Sealy International, Inc. (a)	24,645,960
24,000	Tiffany & Co.	2,587,680
320,000	TJX Cos., Inc. (The)	17,561,600
290,000	V.F. Corp.	27,378,900
1,539,339	Whirlpool Corp.	213,691,040

		1,251,163,626

Consumer Staples – 0.6%
300,000	Altria Group, Inc.	16,299,000
150,000	Philip Morris International, Inc.	12,984,000
378,000	Tyson Foods, Inc. – Class A	28,353,780

		57,636,780

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Energy – 0.7%
20,000	EOG Resources, Inc.	$1,921,000
401,500	Hess Corp.	25,744,180
135,000	Pioneer Natural Resources Co.	22,472,100
100,000	Schlumberger Ltd.	4,268,000
2,200,000	Southwestern Energy Co. (a)	8,690,000
1,340,900	Transocean Ltd. (a)	10,539,474

		73,634,754

Financials – 14.6%
4,077,500	Bank of America Corp.	124,689,950
2,421,200	Charles Schwab Corp. (The)	110,842,536
1,950,000	Citigroup, Inc.	137,865,000
387,963	CME Group, Inc.	69,406,581
3,322,900	Discover Financial Services	270,783,121
3,418,400	JPMorgan Chase & Co.	396,705,320
384,950	Marsh & McLennan Cos., Inc.	36,296,936
281,600	Mercury General Corp.	15,144,448
951,900	Northern Trust Corp.	93,809,745
245,100	Progressive Corp. (The)	19,154,565
263,000	Raymond James Financial, Inc.	24,082,910
4,771,408	Wells Fargo & Co.	230,983,861

		1,529,764,973

Health Care – 18.5%
1,038,600	Abbott Laboratories	82,631,016
1,352,500	Agilent Technologies, Inc.	106,171,250
281,770	Alcon, Inc. (a)	16,399,014
864,000	Amgen, Inc.	154,932,480
8,308,100	AstraZeneca PLC – ADR	312,883,046
329,400	Biogen, Inc. (a)	75,511,656
667,900	Boston Scientific Corp. (a)	24,792,448
2,729,270	Bristol-Myers Squibb Co.	126,720,006
822,600	CVS Health Corp.	44,732,988
1,802,696	Elanco Animal Health, Inc. (a)	56,784,924
2,706,341	Eli Lilly & Co.	316,750,151
279,600	Medtronic PLC	24,831,276
1,100,000	Merck & Co., Inc.	86,581,000
1,566,750	Novartis AG – ADR	128,833,853
824,800	PerkinElmer, Inc.	79,048,832
268,686	Roche Holding AG – CHF	70,826,890
343,400	Sanofi – ADR	15,016,882

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,568,500	Siemens Healthineers AG – EUR	$66,886,168
436,000	Thermo Fisher Scientific, Inc.	120,968,200
243,200	Zimmer Biomet Holdings, Inc.	29,952,512

		1,941,254,592

Industrials – 20.1%
3,782,400	AECOM (a)	128,223,360
1,523,500	Airbus Group SE – EUR	208,264,183
90,100	Alaska Air Group, Inc.	5,577,190
5,904,300	American Airlines Group, Inc.	201,808,974
45,000	Boeing Co. (The)	16,996,050
1,123,700	Caterpillar, Inc.	156,666,254
160,000	CSX Corp.	12,740,800
269,200	Curtiss-Wright Corp.	30,672,648
577,419	Deere & Co.	95,637,909
1,591,200	Delta Air Lines, Inc.	92,751,048
914,400	FedEx Corp.	173,242,224
26,300	General Dynamics Corp.	4,700,336
103,950	Honeywell International, Inc.	18,048,838
823,400	Jacobs Engineering Group, Inc.	64,175,796
180,000	Maxar Technologies, Inc.	887,400
275,000	Norfolk Southern Corp.	56,105,500
140,000	nVent Electric PLC	3,913,000
140,000	Pentair PLC	5,458,600
3,600	Ritchie Bros. Auctioneers, Inc.	125,244
30,000	Rockwell Automation, Inc.	5,421,300
1,867,559	Siemens AG – EUR	223,584,252
4,871,300	Southwest Airlines Co.	264,170,599
63,000	Union Pacific Corp.	11,153,520
3,141,400	United Continental Holdings, Inc. (a)	279,144,804
361,300	United Parcel Service, Inc. – Class B	38,377,286
74,762	United Technologies Corp.	10,661,809

		2,108,508,924

Information Technology – 25.4%
393,600	Adobe Systems, Inc. (a)	113,848,800
386,000	Analog Devices, Inc.	44,868,640
1,696,850	Applied Materials, Inc.	74,780,179
2,150,800	Cisco Systems, Inc.	120,337,260
698,398	Corning, Inc.	22,243,976
70,000	Dell Technologies, Inc. – Class C (a)	4,718,700

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Information Technology (continued)
295,000	Diebold Nixdorf, Inc. (a)	$2,976,550
430,198	DXC Technology Co.	28,281,217
11,234,199	Flex Ltd. (a)	124,025,557
15,292,550	Hewlett Packard Enterprise Co.	241,775,216
9,881,550	HP, Inc.	197,136,922
2,450,050	Intel Corp.	125,050,552
1,227,630	Keysight Technologies, Inc. (a)	106,840,639
809,900	KLA-Tencor Corp.	103,246,052
18,998,280	L.M. Ericsson Telephone Co. – ADR	188,082,972
2,824,574	Micro Focus International PLC – ADR	70,868,571
1,706,950	Microsoft Corp.	222,927,670
3,247,100	NetApp, Inc.	236,551,235
600,000	Nokia Corp. – ADR	3,168,000
155,800	NVIDIA Corp.	28,199,800
675,000	Oracle Corp.	37,347,750
1,306,450	PayPal Holdings, Inc. (a)	147,328,367
265,899	Perspecta, Inc.	6,136,949
2,015,955	QUALCOMM, Inc.	173,634,204
685,000	Teradyne, Inc.	33,565,000
1,513,800	Texas Instruments, Inc.	178,371,054
131,400	Visa, Inc. – Class A	21,606,102

		2,657,917,934

Materials – 1.0%
578,500	Albemarle Corp.	43,422,210
368,666	Dow, Inc. (a)	20,914,422
1,106,000	DowDuPont, Inc.	42,525,700

		106,862,332

Utilities – 0.2%
372,379	Public Service Enterprise Group, Inc.	22,212,407

TOTAL COMMON STOCKS (Cost $6,738,777,789)		$9,963,208,500

CLOSED-END FUNDS – 1.5%

Information Technology – 1.5%
2,050,800	Altaba, Inc. (a)	$154,609,812

TOTAL CLOSED-END FUNDS (Cost $78,380,144)		154,609,812

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 3.3%
345,046,689	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 2.27% (b)	$345,046,689

TOTAL SHORT-TERM INVESTMENTS (Cost $345,046,689)		345,046,689

TOTAL INVESTMENTS IN SECURITIES (Cost $7,162,204,622) – 99.9%		10,462,865,001
Other Assets in Excess of Liabilities – 0.1%		7,086,278

TOTAL NET ASSETS – 100.0%		$10,469,951,279

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 97.0%

Communication Services – 3.0%
141,067	Alphabet, Inc. – Class A (a)	$169,133,691
105,165	Alphabet, Inc. – Class C (a)	124,986,499
200,000	CBS Corp. – Class B	10,254,000
1,940,000	comScore, Inc. (a)	24,347,000
220,000	Electronic Arts, Inc. (a)	20,823,000
725,000	Entercom Communications Corp. – Class A	4,988,000
2,195,200	IMAX Corp. (a)	53,518,976

		408,051,166

Consumer Discretionary – 13.0%
1,643,000	Alibaba Group Holding Ltd. – ADR (a)	304,891,510
2,145,000	Ascena Retail Group, Inc. (a)	2,552,550
645,000	Capri Holdings Ltd. (a)	28,431,600
2,026,100	CarMax, Inc. (a)	157,752,146
2,738,946	Carnival Corp.	150,258,577
290,800	eBay, Inc.	11,268,500
331,500	Gildan Activewear, Inc.	12,222,405
125,000	Hilton Worldwide Holdings, Inc.	10,873,750
2,720,400	iRobot Corp. (a) (b)	281,670,216
2,099,598	L Brands, Inc.	53,833,693
100,000	Las Vegas Sands Corp.	6,705,000
106,000	Marriott International Inc. – Class A	14,460,520
5,635,200	Mattel, Inc. (a)	68,693,088
1,650,000	MGM Resorts International	43,939,500
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	104,321,500
85,000	Ross Stores, Inc.	8,301,100
1,702,271	Royal Caribbean Cruises Ltd.	205,872,655
1,583,027	Shutterfly, Inc. (a)	69,384,073
3,855,000	Sony Corp. – ADR	194,176,350
60,000	Tesla, Inc. (a)	14,321,400
29,000	Tiffany & Co.	3,126,780
252,000	TJX Cos., Inc. (The)	13,829,760
43,000	Ulta Beauty, Inc. (a)	15,006,140

		1,775,892,813

Consumer Staples – 0.1%
200,000	Altria Group, Inc.	10,866,000

Energy – 1.6%
700,000	Cabot Oil & Gas Corp.	18,123,000
15,000	EOG Resources, Inc.	1,440,750

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Energy (continued)
925,621	Hess Corp.	$59,350,819
400,000	Pioneer Natural Resources Co.	66,584,000
3,000,000	Southwestern Energy Co. (a)	11,850,000
7,151,604	Transocean Ltd. (a)	56,211,607

		213,560,176

Financials – 8.3%
100,000	Bank of America Corp.	3,058,000
380,000	Cboe Global Markets, Inc.	38,611,800
2,326,223	Charles Schwab Corp. (The)	106,494,489
600,000	Citigroup, Inc.	42,420,000
115,000	CME Group, Inc.	20,573,500
1,364,100	Discover Financial Services	111,160,509
5,176,000	E*TRADE Financial Corp.	262,216,160
1,540,000	JPMorgan Chase & Co.	178,717,000
390,350	Marsh & McLennan Cos., Inc.	36,806,101
676,800	Northern Trust Corp.	66,698,640
163,000	Progressive Corp. (The)	12,738,450
541,000	Raymond James Financial, Inc.	49,539,370
4,071,700	Wells Fargo & Co.	197,110,997

		1,126,145,016

Health Care – 28.0%
777,618	Abbott Laboratories	61,867,288
1,620,100	ABIOMED, Inc. (a)	449,431,941
2,285,000	Accuray, Inc. (a)	9,459,900
411,300	Agilent Technologies, Inc.	32,287,050
238,187	Alcon, Inc. (a)	13,862,483
7,669,747	Alkermes PLC (a)	232,546,729
1,212,900	Amgen, Inc.	217,497,228
605,900	Arena Pharmaceuticals, Inc. (a)	27,719,925
4,078,700	AstraZeneca PLC – ADR	153,603,842
429,000	BeiGene Ltd. – ADR (a)	53,294,670
2,409,800	BeiGene Ltd. – HKD (a)	23,223,139
511,900	Biogen, Inc. (a)	117,347,956
1,735,296	BioMarin Pharmaceutical, Inc. (a)	148,419,867
1,479,600	Boston Scientific Corp. (a)	54,922,752
2,797,470	Bristol-Myers Squibb Co.	129,886,532
373,400	CVS Health Corp.	20,305,492
2,894,549	Elanco Animal Health, Inc. (a)	91,178,294
2,977,137	Eli Lilly & Co.	348,444,115

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Health Care (continued)
3,583,517	Epizyme, Inc. (a)	$44,471,446
289,300	Illumina, Inc. (a)	90,261,600
2,400,000	ImmunoGen, Inc. (a)	5,736,000
2,592,521	Insulet Corp. (a)	223,604,936
120,740	LivaNova PLC (a)	8,317,779
300,000	Medtronic PLC	26,643,000
400,000	Merck & Co., Inc.	31,484,000
903,760	Momenta Pharmaceuticals, Inc. (a)	12,643,602
6,759,758	Nektar Therapeutics (a)	216,447,451
1,809,636	Novartis AG – ADR	148,806,368
200,000	NuVasive, Inc. (a)	12,120,000
600,000	OraSure Technologies, Inc. (a)	5,676,000
411,000	PerkinElmer, Inc.	39,390,240
2,948,961	QIAGEN N.V. (a)	114,891,521
298,540	Roche Holding AG – CHF	78,696,544
6,027,700	Seattle Genetics, Inc. (a)	408,557,506
202,200	Siemens Healthineers AG – EUR	8,622,495
318,400	Thermo Fisher Scientific, Inc.	88,340,080
48,400	Waters Corp. (a)	10,335,336
1,144,100	Xencor, Inc. (a)	35,135,311
180,100	Zimmer Biomet Holdings, Inc.	22,181,116

		3,817,661,534

Industrials – 15.0%
5,326,822	AECOM (a)	180,579,266
737,700	Airbus Group SE – EUR	100,844,429
7,438,601	American Airlines Group, Inc.	254,251,382
460,000	Caterpillar, Inc.	64,133,200
140,000	CIRCOR International, Inc. (a)	4,720,800
335,100	Curtiss-Wright Corp.	38,181,294
2,150,000	Delta Air Lines, Inc.	125,323,500
200,000	FedEx Corp.	37,892,000
242,900	General Dynamics Corp.	43,411,088
122,500	IDEX Corp.	19,190,850
1,451,794	Jacobs Engineering Group, Inc.	113,152,824
3,877,550	JetBlue Airways Corp. (a)	71,928,552
155,800	Lyft, Inc. – Class A (a)	9,316,840
1,918,463	Siemens AG – EUR	229,678,482
4,935,800	Southwest Airlines Co.	267,668,434
691,000	Textron, Inc.	36,623,000
5,054,200	United Continental Holdings, Inc. (a)	449,116,212

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Industrials (continued)
20,800	United Parcel Service, Inc. – Class B	$2,209,376

		2,048,221,529

Information Technology – 27.5%
1,010,953	Adobe Systems, Inc. (a)	292,418,155
804,800	Altair Engineering, Inc. – Class A (a)	31,741,312
449,000	Analog Devices, Inc.	52,191,760
546,700	Applied Materials, Inc.	24,093,069
213,600	ASML Holding N.V. – ADR	44,603,952
16,963,750	BlackBerry Ltd. (a)	155,727,225
1,617,500	Cisco Systems, Inc.	90,499,125
1,860,100	Cree, Inc. (a)	122,934,009
90,000	Dell Technologies, Inc. – Class C (a)	6,066,900
267,808	DXC Technology Co.	17,605,698
13,821,629	Flex Ltd. (a)	152,590,784
524,718	FormFactor, Inc. (a)	9,943,406
7,964,700	Hewlett Packard Enterprise Co.	125,921,907
3,919,700	HP, Inc.	78,198,015
1,735,000	Intel Corp.	88,554,400
50,000	Intuit, Inc.	12,553,000
925,000	Jabil Circuit, Inc.	27,944,250
425,470	Keysight Technologies, Inc. (a)	37,028,654
698,300	KLA-Tencor Corp.	89,019,284
8,154,600	L.M. Ericsson Telephone Co. – ADR	80,730,540
734,300	MaxLinear, Inc. (a)	19,760,013
1,349,704	Micro Focus International PLC – ADR	33,864,085
6,415,000	Micron Technology, Inc. (a)	269,814,900
1,826,800	Microsoft Corp.	238,580,080
3,354,911	NetApp, Inc.	244,405,266
10,000	Nokia Corp. – ADR	52,800
1,619,000	Nuance Communications, Inc. (a)	27,247,770
423,200	NVIDIA Corp.	76,599,200
220,000	Oracle Corp.	12,172,600
31,300	Palo Alto Networks, Inc. (a)	7,788,379
30,500	Perspecta, Inc.	703,940
2,518,130	QUALCOMM, Inc.	216,886,537
2,377,000	Splunk, Inc. (a)	328,121,080
4,914,300	Stratasys Ltd. (a) (b)	114,257,475
80,000	Teradyne, Inc.	3,920,000
1,621,395	Texas Instruments, Inc.	191,048,973

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,093,600	Trimble, Inc. (a)	$44,640,752
1,350,200	Universal Display Corp.	215,491,920
510,000	Visa, Inc. – Class A	83,859,300
270,000	VMware, Inc. – Class A	55,115,100
264,900	Western Digital Corp.	13,541,688

		3,738,237,303

Materials – 0.5%
590,800	Albemarle Corp.	44,345,448
100,000	Linde PLC	18,026,000

		62,371,448

TOTAL COMMON STOCKS (Cost $8,262,916,529)		$13,201,006,985

CLOSED-END FUNDS – 0.3%

Information Technology – 0.3%
578,000	Altaba, Inc. (a)	$43,575,420

TOTAL CLOSED-END FUNDS (Cost $21,332,574)		43,575,420

SHORT-TERM INVESTMENTS – 2.9%
393,721,270	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 2.27% (c)	$393,721,270

TOTAL SHORT-TERM INVESTMENTS (Cost $393,721,270)		393,721,270

TOTAL INVESTMENTS IN SECURITIES (Cost $8,677,970,373) – 100.2%		13,638,303,675
Liabilities in Excess of Other Assets – (0.2)%		(29,405,633)

TOTAL NET ASSETS – 100.0%		$13,608,898,042

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 91.6%

Communication Services – 5.6%
86,120	Alphabet, Inc. – Class A (a)	$103,254,435
87,469	Alphabet, Inc. – Class C (a)	103,955,157
5,597,060	comScore, Inc. (a) (b)	70,243,103
7,358,700	DHX Media Ltd. – CAD	10,216,602
125,000	Electronic Arts, Inc. (a)	11,831,250
41,600	Entercom Communications Corp. – Class A	286,208
3,233,700	IMAX Corp. (a) (b)	78,837,606
1,805,386	Lions Gate Entertainment Corp. – Class A	26,340,582
2,758,800	Lions Gate Entertainment Corp. – Class B	37,519,680
8,900	Netflix, Inc. (a)	3,297,806
171,100	Pinterest, Inc. – Class A (a)	5,300,678
22,405,800	Sprint Corp. (a)	125,024,364
2,600	T-Mobile US, Inc. (a)	189,774
359,000	Tribune Media Co. – Class A	16,585,800
871,501	Tribune Publishing Co. (a)	9,377,351

		602,260,396

Consumer Discretionary – 14.7%
1,003,700	Alibaba Group Holding Ltd. – ADR (a)	186,256,609
1,900	Amazon.com, Inc. (a)	3,660,388
2,248,000	Ascena Retail Group, Inc. (a)	2,675,120
41,000	At Home Group, Inc. (a)	963,090
775,000	Boot Barn Holdings, Inc. (a)	22,312,250
8,100	Burlington Stores, Inc. (a)	1,368,171
86,800	Camping World Holdings, Inc. – Class A	1,295,056
1,532,900	CarMax, Inc. (a)	119,351,594
6,070,900	Chegg, Inc. (a) (b)	216,427,585
857,300	eBay, Inc.	33,220,375
7,300	Five Below, Inc. (a)	1,068,647
265,000	Gildan Activewear, Inc.	9,770,550
96,000	Habit Restaurants, Inc. (The) – Class A (a)	1,023,360
1,342,700	iRobot Corp. (a)	139,023,158
1,387,200	Norwegian Cruise Line Holdings Ltd. (a)	78,224,208
1,045,000	OneSpaWorld Holdings Ltd. (a)	14,191,100
23,200	Restaurant Brands International, Inc.	1,513,568
3,500	Roku, Inc. (a)	222,565
1,641,000	Royal Caribbean Cruises Ltd.	198,462,540
1,243,600	Rubicon Project, Inc. (The) (a)	7,946,604
2,771,400	Shutterfly, Inc. (a) (b)	121,470,462

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
6,887,600	Sony Corp. – ADR	$346,928,412
234,490	Tesla, Inc. (a)	55,970,418
1,599,000	Tuesday Morning Corp. (a)	3,597,750
59,700	Ulta Beauty, Inc. (a)	20,834,106

		1,587,777,686

Consumer Staples – 0.1%
117,300	Calavo Growers, Inc.	11,238,513

Energy – 0.6%
584,750	Cabot Oil & Gas Corp.	15,139,177
40,000	EOG Resources, Inc.	3,842,000
5,912,382	Transocean Ltd. (a)	46,471,323

		65,452,500

Financials – 4.7%
127,500	Cboe Global Markets, Inc.	12,955,275
256,071	CME Group, Inc.	45,811,102
702,103	Discover Financial Services	57,214,373
2,484,866	E*TRADE Financial Corp.	125,883,311
662,220	MarketAxess Holdings, Inc.	184,315,693
2,263,449	NMI Holdings, Inc. – Class A (a)	63,557,648
151,000	Progressive Corp. (The)	11,800,650
50,100	Tradeweb Markets, Inc. – Class A (a)	2,016,525

		503,554,577

Health Care – 26.9%
1,048,700	Abbott Laboratories	83,434,572
1,208,873	ABIOMED, Inc. (a)	335,353,459
1,653,000	Accuray, Inc. (a)	6,843,420
860,162	Adverum Biotechnologies, Inc. (a)	5,548,045
6,121,722	Alkermes PLC (a)	185,610,611
4,040,900	Arbutus Biopharma Corp. (a) (b)	10,870,021
602,700	Arena Pharmaceuticals, Inc. (a)	27,573,525
824,000	Axovant Sciences Ltd. (a)	906,400
332,747	BeiGene Ltd. – ADR (a)	41,337,160
1,476,800	BeiGene Ltd. – HKD (a)	14,231,858
275,550	Biogen, Inc. (a)	63,167,082
1,478,165	BioMarin Pharmaceutical, Inc. (a)	126,427,452
346,500	Boston Scientific Corp. (a)	12,862,080
10,800,000	Cerus Corp. (a) (b)	66,204,000
17,000	Charles River Laboratories International, Inc. (a)	2,387,990

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Health Care (continued)
507,040	Dextera Surgical, Inc. (a) (c) (d)	$0
761,692	Elanco Animal Health, Inc. (a)	23,993,298
1,383,089	Eli Lilly & Co.	161,876,737
6,113,784	Epizyme, Inc. (a) (b)	75,872,059
1,967,400	Exact Sciences Corp. (a)	194,162,706
4,666,832	Fluidigm Corp. (a) (b)	64,122,272
201,700	Glaukos Corp. (a)	14,548,621
13,000	Illumina, Inc. (a)	4,056,000
325,000	ImmunoGen, Inc. (a)	776,750
1,997,956	Insulet Corp. (a)	172,323,705
268,930	LivaNova PLC (a)	18,526,588
483,487	Mereo BioPharma Group PLC – ADR (a)	2,794,555
1,804,583	Momenta Pharmaceuticals, Inc. (a)	25,246,116
170,500	MyoKardia, Inc. (a)	8,180,590
11,099,776	Nektar Therapeutics (a) (b)	355,414,828
490,000	NuVasive, Inc. (a)	29,694,000
990,000	OraSure Technologies, Inc. (a)	9,365,400
19,500	Penumbra, Inc. (a)	2,622,750
3,090,800	Pfenex, Inc. (a) (b)	17,895,732
3,763,488	QIAGEN N.V. (a)	146,625,492
262,108	Roche Holding AG – CHF	69,092,898
4,194,200	Seattle Genetics, Inc. (a)	284,282,876
10,332,200	Spectrum Pharmaceuticals, Inc. (a) (b)	96,812,714
4,994,182	Xencor, Inc. (a) (b)	153,371,329

		2,914,415,691

Industrials – 13.4%
1,976,400	AECOM (a)	66,999,960
774,000	Alaska Air Group, Inc.	47,910,600
9,100	Allegiant Travel Co.	1,336,608
8,237,400	American Airlines Group, Inc.	281,554,332
417,000	Axon Enterprise, Inc. (a)	26,479,500
190,000	CIRCOR International, Inc. (a)	6,406,800
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	375,970
223,200	Curtiss-Wright Corp.	25,431,408
4,031,700	Delta Air Lines, Inc.	235,007,793
9,900	Fedex Corp.	1,875,654
206,300	Gibraltar Industries, Inc. (a)	8,183,921
781,200	Hawaiian Holdings, Inc.	22,037,652

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Industrials (continued)
35,833	Herc Holdings, Inc. (a)	$1,725,717
101,417	ICF International, Inc.	7,897,342
1,153,600	Jacobs Engineering Group, Inc.	89,911,584
8,184,225	JetBlue Airways Corp. (a)	151,817,374
32,600	Lyft, Inc. – Class A (a)	1,949,480
340,000	NCI Building Systems, Inc. (a)	1,944,800
4,160,000	NN, Inc. (b)	37,606,400
25,000	Old Dominion Freight Line, Inc.	3,732,000
1,172	Ritchie Bros. Auctioneers, Inc.	40,774
15,800	Ryanair Holdings PLC – ADR (a)	1,226,712
1,466,900	Southwest Airlines Co.	79,549,987
437,200	Spirit Airlines, Inc. (a)	23,774,936
8,500	TransDigm Group, Inc. (a)	4,101,420
3,626,450	United Continental Holdings, Inc. (a)	322,246,347
189,600	WillScot Corp. (a)	2,553,912

		1,453,678,983

Information Technology – 25.5%
662,600	Adobe, Inc. (a)	191,657,050
1,500	Arista Networks, Inc. (a)	468,435
2,206,600	Arlo Technologies, Inc. (a)	8,760,202
95,300	ASML Holding N.V. – ADR	19,900,546
22,900	Avaya Holdings Corp. (a)	436,932
2,506,500	Axcelis Technologies, Inc. (a) (b)	53,363,385
23,092,518	BlackBerry Ltd. (a)	211,989,315
290,400	Cray, Inc. (a)	7,625,904
1,780,100	Cree, Inc. (a)	117,646,809
100,000	Dell Technologies, Inc. – Class C (a)	6,741,000
417,000	Digimarc Corp. (a)	12,422,430
43,000	DXC Technology Co.	2,826,820
1,021,886	FARO Technologies, Inc. (a) (b)	57,481,087
10,571,200	Flex Ltd. (a)	116,706,048
1,109,300	FormFactor, Inc. (a)	21,021,235
19,300	GTT Communications, Inc. (a)	809,635
1,290,000	Hewlett Packard Enterprise Co.	20,394,900
535,000	HP, Inc.	10,673,250
444,550	HubSpot, Inc. (a)	82,015,030
150,000	Intuit, Inc.	37,659,000
750,000	Jabil Circuit, Inc.	22,657,500
186,600	Keysight Technologies, Inc. (a)	16,239,798

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
Information Technology (continued)
764,400	KLA-Tencor Corp.	$97,445,712
678,500	Materialise NV – ADR (a)	11,303,810
2,616,500	MaxLinear, Inc. (a)	70,410,015
296,665	Micro Focus International PLC – ADR	7,443,324
6,665,200	Micron Technology, Inc. (a)	280,338,312
2,132,467	NetApp, Inc.	155,350,221
160,300	nLIGHT, Inc. (a)	4,188,639
2,024,000	Nuance Communications, Inc. (a)	34,063,920
125,150	Nutanix, Inc. – Class A (a)	5,405,229
264,500	NVIDIA Corp.	47,874,500
235,000	OSI Systems, Inc. (a)	21,180,550
33,400	Palo Alto Networks, Inc. (a)	8,310,922
20,616	Perspecta, Inc.	475,817
254,700	Pivotal Software, Inc. – Class A (a)	5,526,990
3,146,000	PROS Holdings, Inc. (a) (b)	161,201,040
1,548,340	QUALCOMM, Inc.	133,358,524
9,057,000	ServiceSource International, Inc. (a) (b)	9,600,420
2,222,000	Splunk, Inc. (a)	306,724,880
2,398,800	Stratasys Ltd. (a)	55,772,100
830,000	Trimble, Inc. (a)	33,880,600
1,493,490	Universal Display Corp.	238,361,004
260,000	VMware, Inc. – Class A	53,073,800
14,000	Western Digital Corp.	715,680
1,800	Zoom Video Communications, Inc. – Class A (a)	130,446

		2,761,632,766

Materials – 0.1%
58,300	Albemarle Corp.	4,375,998
5,400	Ingevity Corp. (a)	621,054
2,325,000	Marrone Bio Innovations, Inc. (a)	3,743,250
200,300	Syrah Resources Ltd. – AUD (a)	156,734

		8,897,036

TOTAL COMMON STOCKS (Cost $5,752,452,230)		$9,908,908,148

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares		Value
PREFERRED STOCKS – 1.0%

Financials – 1.0%
4,434,700	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	$49,136,476
5,129,900	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	56,069,807

		105,206,283

TOTAL PREFERRED STOCKS (Cost $55,983,927)		105,206,283

CLOSED-END FUNDS – 0.1%

Information Technology – 0.1%
149,160	Altaba, Inc. (a)	$11,245,173

TOTAL CLOSED-END FUNDS (Cost $5,618,276)		11,245,173

RIGHTS – 0.0%

Health Care – 0.0%
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/5/19) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (c) (d)	0

		0

TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS – 7.4%
798,321,848	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 2.27% (e)	$798,321,848

TOTAL SHORT-TERM INVESTMENTS (Cost $798,321,848)		798,321,848

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2019 (Unaudited) – continued

Shares	Value
TOTAL INVESTMENTS IN SECURITIES (Cost $6,612,376,281) – 100.1%	$10,823,681,452
Liabilities in Excess of Other Assets – (0.1)%	(5,457,805)

TOTAL NET ASSETS – 100.0%	$10,818,223,647

ADR	American Depository Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Fair-valued security (Note 4)
(d)	Illiquid security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2019 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$7,162,204,622	$8,370,538,496	$5,306,805,828

Investments, at cost (affiliated)	—	307,431,877	1,305,570,453

Investments, at value (unaffiliated)	10,462,865,001	13,242,375,984	9,176,887,409
Investments, at value (affiliated)	—	395,927,691	1,646,794,043
Receivable for investment sold	2,799,310	3,011,934	4,506,669
Receivable for dividends and interest	12,633,649	11,478,596	5,531,533
Receivable for fund shares sold	13,867,180	13,736,441	10,700,811
Receivable for return of capital	14,860,275	6,995,816	1,537,680
Prepaid expenses and other assets	112,176	143,881	72,458

Total assets	10,507,137,591	13,673,670,343	10,846,030,603

LIABILITIES
Payable for investments purchased	4,654,350	8,157,131	6,363,533
Payable for fund shares repurchased	17,113,020	36,976,782	6,003,205
Payable to the advisor (Note 6)	14,101,155	18,182,164	14,364,955
Payable to custodian	28,220	32,167	20,383
Payable to trustees	15,350	15,351	15,351
Other accrued expenses and liabilities	1,274,217	1,408,706	1,039,529

Total liabilities	37,186,312	64,772,301	27,806,956

NET ASSETS	$10,469,951,279	$13,608,898,042	$10,818,223,647

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	313,123,613	340,604,699	241,220,236

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$33.44	$39.96	$44.85

COMPONENTS OF NET ASSETS
Paid-in capital	$6,919,156,466	$8,385,046,513	$6,261,995,253
Total distributable earnings	3,550,794,813	5,223,851,529	4,556,228,394

Net assets	$10,469,951,279	$13,608,898,042	$10,818,223,647

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2019 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$107,700,822	$80,062,379	$28,036,813
Dividends (affiliated)	—	—	580,300
Interest income	4,323,505	5,252,746	5,763,934

Total investment income	112,024,327	85,315,125	34,381,047

Expenses
Advisory fees	27,921,055	35,757,493	28,114,187
Shareholder servicing	3,719,388	4,790,044	3,426,886
Custody	84,017	97,168	60,332
Trustee fees	74,487	74,488	74,488
Other	1,039,663	1,056,909	729,261

Total expenses	32,838,610	41,776,102	32,405,154

Net investment income	79,185,717	43,539,023	1,975,893

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	200,935,873	241,407,952	190,128,008
Investments (affiliated)	—	37,164	169,101,371
Foreign currency transactions	(37,977)	(29,803)	(11,032)
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	551,752,022	484,494,832	475,159,831
Investments (affiliated)	—	62,035,807	(45,395,537)
Foreign currency translations	(71,788)	(80,337)	(44,028)

Net realized and unrealized gain on investments and foreign currency	752,578,130	787,865,615	788,938,613

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$831,763,847	$831,404,638	$790,914,506

(1)	Net of foreign taxes withheld of $3,127,028, $2,613,789, and $517,005, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2019(1)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$79,185,717	$104,496,815
Net realized gain (loss) on:
Investments	200,935,873	204,413,813
Foreign currency transactions	(37,977)	(18,144)
Change in unrealized appreciation/depreciation on:
Investments	551,752,022	75,501,205
Foreign currency translations	(71,788)	(108,069)

Net increase in net assets resulting from operations	831,763,847	384,285,620

NET DISTRIBUTIONS TO SHAREHOLDERS	(279,726,278)	(196,909,495)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,237,012,432	3,456,847,979
Proceeds from reinvestment of distributions	228,973,462	152,175,213
Cost of shares repurchased	(1,705,143,022)	(2,337,913,774)

Net increase/(decrease) from capital share transactions	(239,157,128)	1,271,109,418

Total increase in net assets	312,880,441	1,458,485,543

NET ASSETS
Beginning of period	10,157,070,838	8,698,585,295

End of period	$10,469,951,279	$10,157,070,838

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	319,462,317	280,436,108

Shares sold	39,676,554	105,750,521
Shares issued on reinvestment of distributions	7,846,932	4,748,056
Shares repurchased	(53,862,190)	(71,472,368)

Increase/(decrease) in capital shares	(6,338,704)	39,026,209

Shares outstanding, end of period	313,123,613	319,462,317

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2019(1)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$43,539,023	$32,488,370
Net realized gain (loss) on:
Investments	241,445,116	267,857,974
Foreign currency transactions	(29,803)	(17,022)
Change in unrealized appreciation/depreciation on:
Investments	546,530,639	485,804,162
Foreign currency translations	(80,337)	(84,778)

Net increase in net assets resulting from operations	831,404,638	786,048,706

NET DISTRIBUTIONS TO SHAREHOLDERS	(286,506,874)	(160,292,332)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,480,251,234	4,654,487,440
Proceeds from reinvestment of distributions	274,658,653	154,711,162
Cost of shares repurchased	(1,835,846,587)	(1,991,511,906)

Net increase/(decrease) from capital share transactions	(80,936,700)	2,817,686,696

Total increase in net assets	463,961,064	3,443,443,070

NET ASSETS
Beginning of period	13,144,936,978	9,701,493,908

End of period	$13,608,898,042	$13,144,936,978

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	342,085,105	272,228,484

Shares sold	39,236,926	115,258,917
Shares issued on reinvestment of distributions	7,816,125	4,125,631
Shares repurchased	(48,533,457)	(49,527,927)

Increase/(decrease) in capital shares	(1,480,406)	69,856,621

Shares outstanding, end of period	340,604,699	342,085,105

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2019(1)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,975,893	$(20,849,154)
Net realized gain (loss) on:
Investments	359,229,379	738,147,688
Foreign currency transactions	(11,032)	(25,260)
Change in unrealized appreciation/depreciation on:
Investments	429,764,294	12,355,810
Foreign currency translations	(44,028)	(59,386)

Net increase in net assets resulting from operations	790,914,506	729,569,698

NET DISTRIBUTIONS TO SHAREHOLDERS	(683,057,590)	(81,924,081)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	816,850,994	2,035,610,194
Proceeds from reinvestment of distributions	647,702,692	77,951,618
Cost of shares repurchased	(999,514,772)	(1,395,356,499)

Net increase from capital share transactions	465,038,914	718,205,313

Total increase in net assets	572,895,830	1,365,850,930

NET ASSETS
Beginning of period	10,245,327,817	8,879,476,887

End of period	$10,818,223,647	$10,245,327,817

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	229,145,250	214,433,583

Shares sold	19,261,969	42,031,699
Shares issued on reinvestment of distributions	16,689,067	1,750,935
Shares repurchased	(23,876,050)	(29,070,967)

Increase in capital shares	12,074,986	14,711,667

Shares outstanding, end of period	241,220,236	229,145,250

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2019(1)		Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014

Net asset value, beginning of the period	$31.79		$31.02	$24.84	$24.45	$23.59	$20.56

Income from investment operations:
Net investment income	0.25		0.33	0.33	0.29	0.31	0.25
Net realized and unrealized gain on investments and foreign currency	2.27		1.13	6.61	0.55	1.21	3.09

Total from investment operations	2.52		1.46	6.94	0.84	1.52	3.34

Less:
Dividends from net investment income	(0.34)		(0.30)	(0.31)	(0.24)	(0.31)	(0.24)
Distributions from net realized gain	(0.53)		(0.39)	(0.45)	(0.21)	(0.35)	(0.07)

Total distributions	(0.87)		(0.69)	(0.76)	(0.45)	(0.66)	(0.31)

Net asset value, end of period	$33.44		$31.79	$31.02	$24.84	$24.45	$23.59

Total return	8.34	%(2)	4.70%	28.51%	3.52%	6.64%	16.45%

Ratios/supplemental data:
Net assets, end of period (millions)	$10,470.0		$10,157.1	$8,698.6	$5,654.3	$5,126.0	$3,532.5

Ratio of expenses to average net assets	0.65	%(3)	0.64%	0.65%	0.67%	0.65%	0.62%

Ratio of net investment income to average net assets	1.56	%(3)	1.04%	1.18%	1.22%	1.38%	1.34%

Portfolio turnover rate	2	%(2)	5%	6%	8%	7%	8%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2019(1)		Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014

Net asset value, beginning of the period	$38.43		$35.64	$27.90	$27.09	$26.14	$23.09

Income from investment operations:
Net investment income	0.13		0.10	0.12	0.12	0.14	0.13
Net realized and unrealized gain on investments and foreign currency	2.25		3.26	8.62	1.04	1.62	3.45

Total from investment operations	2.38		3.36	8.74	1.16	1.76	3.58

Less:
Dividend from investment income	(0.12)		(0.11)	(0.14)	(0.10)	(0.16)	(0.08)
Distributions from net realized gain	(0.73)		(0.46)	(0.86)	(0.25)	(0.65)	(0.45)

Total distributions	(0.85)		(0.57)	(1.00)	(0.35)	(0.81)	(0.53)

Net asset value, end of period	$39.96		$38.43	$35.64	$27.90	$27.09	$26.14

Total return	6.50	%(2)	9.48%	32.12%	4.31%	6.96%	15.82%

Ratios/supplemental data:
Net assets, end of period (millions)	$13,608.9		$13,144.9	$9,701.5	$6,604.5	$6,254.6	$4,696.2

Ratio of expenses to average net assets	0.64	%(3)	0.64%	0.66%	0.65%	0.64%	0.63%

Ratio of net investment income to average net assets	0.67	%(3)	0.26%	0.39%	0.47%	0.53%	0.54%

Portfolio turnover rate	4	%(2)	4%	5%	9%	5%	10%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2019(1)		Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016		Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014

Net asset value, beginning of the period	$44.71		$41.41	$33.78	$33.27		$33.21	$28.71

Income from investment operations:
Net investment income (loss)	0.01		0.00 (2)	(0.03)	(0.05)		0.06	(0.03)
Net realized and unrealized gain on investments and foreign currency	3.13		3.68	10.44	2.59		1.54	5.04

Total from investment operations	3.14		3.68	10.41	2.54		1.60	5.01

Less:
Dividends from investment income	(0.03)		—	—	(0.00	)(2)	(0.06)	—
Distributions from net realized gain	(2.97)		(0.38)	(2.78)	(2.03)		(1.48)	(0.51)

Total distributions	(3.00)		(0.38)	(2.78)	(2.03)		(1.54)	(0.51)

Net asset value, end of period	$44.85		$44.71	$41.41	$33.78		$33.27	$33.21

Total return	8.06	%(3)	8.90%	32.59%	7.90%		5.13%	17.71%

Ratios/supplemental data:
Net assets, end of period (millions)	$10,818.2		$10,245.3	$8,879.5	$6,721.4		$6,502.8	$5,962.5

Ratio of expenses to average net assets	0.63	%(4)	0.63%	0.64%	0.63%		0.62%	0.62%

Ratio of net investment income (loss) to average net assets	0.04	%(4)	(0.19%)	(0.07%)	(0.16%)		0.17%	(0.09%)

Portfolio turnover rate	3	%(3)	12%	9%	15%		15%	13%

(1)	Unaudited
(2)	Less than one cent per share
(3)	Not annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2019 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

expense in the Statement of Operations. During the six months ended April 30, 2019, the Funds did not incur any interest or penalties. As of April 30, 2019, open tax years include the tax years ended October 31, 2015 through October 31, 2018. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.	Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has adopted these amendments on the Funds’ financial statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has adopted these amendments on the Funds’ financial statements.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2019 were as follows:

Fund	Purchases	Sales
Stock Fund	$232,241,951	$803,239,646
Growth Fund	$479,355,067	$571,108,879
Aggressive Growth Fund	$263,971,567	$768,159,653

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2019. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stock(1)	$9,963,208,500	$—	$—	$9,963,208,500
	Closed-End Funds(2)	154,609,812	—	—	154,609,812
	Short-Term Investments	345,046,689	—	—	345,046,689

	Total Investments in Securities	$10,462,865,001	$—	$—	$10,462,865,001

Growth Fund	Common Stock(1)	$13,201,006,985	$—	$—	$13,201,006,985
	Closed-End Funds(2)	43,575,420	—	—	43,575,420
	Short-Term Investments	393,721,270	—	—	393,721,270

	Total Investments in Securities	$13,638,303,675	$—	$—	$13,638,303,675

Aggressive Growth Fund	Common Stock(1)	$9,908,908,148	$—	$0	$9,908,908,148
	Preferred Stock(3)	105,206,283	—	—	105,206,283
	Closed-End Funds(2)	11,245,173	—	—	11,245,173
	Rights(4)	—	—	0	0
	Short-Term Investments	798,321,848	—	—	798,321,848

	Total Investments in Securities	$10,823,681,452	$—	$0	$10,823,681,452

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Information Technology
(3)	Financials
(4)	Health Care

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dextera Surgical, Inc.
Aggressive Growth Fund
Balance at October 31, 2018	$14,832
Purchase (Received)	—
Disposition	(6,172,799)
Realized gain (loss)	(1,202,835)
Change in unrealized appreciation	7,360,802

Balance at April 30, 2019	$—

During the six months ended April 30, 2019, the Funds determined the fair value of Dextera Surgical Inc. (“Dextera”) considering available information including the delisting of Dextera from NASDAQ and halting of trading on the pink sheets; the value of the stock prior to the halting of trading on the pink sheets; and Dextera’s bankruptcy proceedings.

Mereo BioPharma Group PLC – CVR (Issue Date 4/5/2019)
Aggressive Growth Fund
Balance at October 31, 2018	$—
Purchase (Received)	—
Disposition	—
Realized gain (loss)	—
Change in unrealized appreciation	—

Balance at April 30, 2019	$—

Mereo BioPharma Group PLC – CVR (Issue Date 4/23/2019)
Aggressive Growth Fund
Balance at October 31, 2018	$—
Purchase (Received)	—
Disposition	—
Realized gain (loss)	—
Change in unrealized appreciation	—

Balance at April 30, 2019	$—

During the six months ended April 30, 2019, the Funds determined the fair value of each of the two Mereo BioPharma PLC (“Mereo”) CVR held considering available information including the value of OncoMed stock prior to the issuance of each CVR, the likelihood of receiving payments pursuant to an agreement to develop and market drugs owned by OncoMed Pharmaceuticals prior to its acquisition by Mereo, and the results of clinical trials of the drugs.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2018, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$7,418,834,436	$8,735,333,836	$6,440,095,472

Gross tax unrealized appreciation	3,346,383,377	5,065,362,938	4,546,740,471
Gross tax unrealized depreciation	(600,761,747)	(658,486,127)	(774,401,922)

Net tax unrealized appreciation	2,745,621,630	4,406,876,811	3,772,338,549

Undistributed ordinary income	101,610,048	39,157,416	4,904,591
Undistributed long-term capital gain	151,525,566	232,919,538	671,128,338

Total distributable earnings	253,135,614	272,076,954	676,032,929

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$2,998,757,244	$4,678,953,765	$4,448,371,478

(1)	At October 31, 2018 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2019 and the year ended October 31, 2018 were as follows:

	April 30, 2019		October 31, 2018
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$122,583,144	$157,143,134	$95,637,597	$101,271,898
Growth Fund	$53,586,031	$232,920,843	$33,749,309	$126,543,023
Aggressive Growth Fund	$10,794,465	$672,263,125	$3,605,900	$78,318,181

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2018.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2019, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2019
iRobot Corp.	$244,707,018	$3,326,002	$7,844,858	$—	$37,164	$41,444,890	$281,670,216
Stratasys Ltd.	93,666,558	—	—	—	—	20,590,917	114,257,475

Total	$338,373,576	$3,326,002	$7,844,858	$—	$37,164	$62,035,807	$395,927,691

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2019 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2019
Arbutus Biopharma Corp.	$17,258,496	$—	$126,172	$—	$(410,049)	$(5,852,254)	$10,870,021
Axcelis Technologies, Inc.	43,581,500	—	326,238	—	(4,650)	10,112,773	53,363,385
Cerus Corp	69,010,000	2,468,064	—	—	—	(5,274,064)	66,204,000
Chegg, Inc.	212,778,544	—	58,171,741	—	43,864,547	17,956,235	216,427,585
comScore, Inc.	91,858,602	96,129	2,302,951	—	(3,214,475)	(16,194,202)	70,243,103
Ellie Mae, Inc.(1)(2)	136,052,956	—	200,086,075	—	148,031,677	(83,998,558)	N/A
Epizyme, Inc.	46,443,541	5,319,771	758,823	—	(3,187,002)	28,054,572	75,872,059
FARO Technologies, Inc.	71,460,224	—	20,799,659	—	6,040,321	780,201	57,481,087
Fluidigm Corp.	28,072,310	5,183,325	—	—	—	30,866,637	64,122,272
IMAX Corp.	64,540,432	—	1,894,695	—	(1,359,235)	17,551,104	78,837,606
Nektar Therapeutics	444,498,028	—	14,615,936	—	9,246,797	(83,714,061)	355,414,828
NN, Inc.	46,980,000	980,492	—	580,300	—	(10,354,092)	37,606,400
OncoMed Pharmaceuticals, Inc.(1)(3)	6,303,668	—	26,474,064	—	(24,274,350)	44,444,746	N/A
Pfenex, Inc.	12,471,358	—	182,061	—	(602,239)	6,208,674	17,895,732
PROS Holdings, Inc.	90,727,520	19,115,340	3,487,208	—	(990,021)	55,835,409	161,201,040
ServiceSource International, Inc.	12,045,810	—	—	—	—	(2,445,390)	9,600,420
Shutterfly, Inc.	136,985,000	3,358,721	1,739,779	—	(488,646)	(16,644,834)	121,470,462
Spectrum Pharmaceuticals, Inc.	126,021,000	504,805	3,343,621	—	(3,747,736)	(22,621,734)	96,812,714
Xencor, Inc.	166,727,443	—	3,445,847	—	196,432	(10,106,699)	153,371,329

Total	$1,823,816,432	$37,026,647	$337,754,870	$580,300	$169,101,371	$(45,395,537)	$1,646,794,043

(1)	No longer an affiliate as of April 30, 2019.
(2)	Included in “Proceeds from Securities Sold” are proceeds received when Ellie Mae, Inc. was acquired.
(3)	Included in “Proceeds from Securities Sold” are proceeds received when OncoMed Pharmaceuticals, Inc. was acquired.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2018 through April 30, 2019.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period(1) (11/1/18 to 4/30/19)	Expense Ratio During Period(1) (11/1/18 to 4/30/19)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,083.40	$3.26	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,065.00	$3.28	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,080.60	$3.25	0.63%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q or Part F of Form N-PORT are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q or Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 135 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	49
Joel P. Fried	34
Alfred W. Mordecai	22
M. Mohsin Ansari	19
James Marchetti	14

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones Age: 73	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried Age: 57	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai Age: 51	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 41	Chief Financial Officer, Chief Administrative Officer, Secretary,	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company

	Chief Compliance Officer, and AML Compliance Officer	Indefinite; Since 02/19

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon Age: 83	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith Age: 77	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 75	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw Age: 59	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None
J. Blane Grinstead Age: 64	Trustee	Indefinite; Since 03/19	Retired; Private investor	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 57	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

QUASAR DISTRIBUTORS, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

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Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

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Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, California 90071

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Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January 6, 2006.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 27, 2019

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 27, 2019

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 27, 2019

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 27, 2019

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 27, 2019

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 27, 2019